Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officers, or PEOs, and our other named executive officers, or Other NEOs, as presented in the Summary Compensation Table on page 36, or the SCT Amounts, (ii) the “compensation actually paid” to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, or the CAP Amounts, (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended, or the Exchange Act, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance. For discussion of how our compensation committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page 24.

	Cox, John G.		Brumm, Josh				Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income ($)
2025	$2,076,868	$(1,769,750)	$—	$—	$1,312,054	$181,003	$164.51	$120.69	$(446.2)
2024	20,688,724	17,011,433	14,383,011	9,762,179	5,563,363	6,020,534	198.15	91.15	(317.4)
2023	—	—	5,974,491	7,479,206	2,138,136	2,635,103	111.86	92.42	(235.9)
2022	—	—	4,317,103	2,455,530	1,540,333	1,140,038	97.48	89.09	(168.1)

(1)
For 2025, the PEO was John G. Cox, and the Other NEOs were Erick Lucera, Johanna Friedl-Naderer, Douglas Kerr, Richard Scalzo, and Oxana Beskrovnaya. For 2024, the first PEO was Josh Brumm, the second PEO was John G. Cox, and the Other NEOs were Richard Scalzo, Oxana Beskrovnaya, Johanna Friedl-Naderer, and Douglas Kerr. For 2023, the PEO was Josh Brumm and the other NEOs were Jonathan McNeill and Susanna High. For 2022, the PEO was Josh Brumm and the other NEOs were Oxana Beskrovnaya and Susanna High.
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.
(3)
The peer group used for this purpose is the Nasdaq Biotechnology Index.

Adjustments	2025		2024			2023			2022
	Cox, John G.	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*
Summary Compensation Table (SCT) Total	$2,076,868	$1,312,054	$20,688,724	$14,383,011	$5,563,363	$—	$5,974,491	$2,138,136	$—	$4,317,103	$1,540,333
Subtract: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(937,893)	(635,616)	(19,811,432)	(13,703,454)	(5,045,982)	—	(4,869,807)	(1,428,071)	—	(3,370,607)	(897,047)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,786,979	1,354,477	16,134,141	-	3,688,016	—	5,984,862	1,727,026	—	3,337,871	982,943
Add: Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,504,429)	(479,624)	—	3,405,202	826,083	—	794,892	233,996	—	(287,265)	(102,952)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	24,375	17,722	—	—	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(3,191,275)	(676,778)	—	7,596,624	989,055	—	(429,607)	(53,706)	—	(1,541,572)	(383,238)

Subtract: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(693,510)	—	(1,919,204)	—	—	—	—	—	—	—
Compensation Actually Paid	$(1,769,750)	$181,003	$17,011,433	$9,762,179	$6,020,535	$—	$7,479,206	$2,635,103	$—	$2,455,530	$1,140,039

*Amounts presented are averages for the entire group of Other NEOs in each respective year.

Guidance issued under the relevant rules states that we cannot use stock price as our Company-Selected Measure and we did not use any other financial performance measure for the most recently completed fiscal year to link CAP to Company performance. Our stock price has a significant impact on the value of equity-based awards granted to our NEOs, including stock options and RSUs. We therefore believe that, due to our use of and focus on equity compensation, our stock price strongly links compensation paid to our NEOs to our performance. However, because we cannot use stock price as our Company-Selected Measure and we did not use any other financial performance measure, we have not listed a Company-Selected Measure in the Pay versus Performance Table.

Named Executive Officers, Footnote
(1)
For 2025, the PEO was John G. Cox, and the Other NEOs were Erick Lucera, Johanna Friedl-Naderer, Douglas Kerr, Richard Scalzo, and Oxana Beskrovnaya. For 2024, the first PEO was Josh Brumm, the second PEO was John G. Cox, and the Other NEOs were Richard Scalzo, Oxana Beskrovnaya, Johanna Friedl-Naderer, and Douglas Kerr. For 2023, the PEO was Josh Brumm and the other NEOs were Jonathan McNeill and Susanna High. For 2022, the PEO was Josh Brumm and the other NEOs were Oxana Beskrovnaya and Susanna High.

Peer Group Issuers, Footnote	(3) The peer group used for this purpose is the Nasdaq Biotechnology Index.
Adjustment To PEO Compensation, Footnote
(3)
The peer group used for this purpose is the Nasdaq Biotechnology Index.

Adjustments	2025		2024			2023			2022
	Cox, John G.	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*
Summary Compensation Table (SCT) Total	$2,076,868	$1,312,054	$20,688,724	$14,383,011	$5,563,363	$—	$5,974,491	$2,138,136	$—	$4,317,103	$1,540,333
Subtract: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(937,893)	(635,616)	(19,811,432)	(13,703,454)	(5,045,982)	—	(4,869,807)	(1,428,071)	—	(3,370,607)	(897,047)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,786,979	1,354,477	16,134,141	-	3,688,016	—	5,984,862	1,727,026	—	3,337,871	982,943
Add: Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,504,429)	(479,624)	—	3,405,202	826,083	—	794,892	233,996	—	(287,265)	(102,952)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	24,375	17,722	—	—	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(3,191,275)	(676,778)	—	7,596,624	989,055	—	(429,607)	(53,706)	—	(1,541,572)	(383,238)

Subtract: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(693,510)	—	(1,919,204)	—	—	—	—	—	—	—
Compensation Actually Paid	$(1,769,750)	$181,003	$17,011,433	$9,762,179	$6,020,535	$—	$7,479,206	$2,635,103	$—	$2,455,530	$1,140,039

Non-PEO NEO Average Total Compensation Amount	$ 1,312,054	$ 5,563,363	$ 2,138,136	$ 1,540,333
Non-PEO NEO Average Compensation Actually Paid Amount	$ 181,003	6,020,534	2,635,103	1,140,038
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The peer group used for this purpose is the Nasdaq Biotechnology Index.

Adjustments	2025		2024			2023			2022
	Cox, John G.	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*	Cox, John G.	Brumm, Josh	Other NEOs*
Summary Compensation Table (SCT) Total	$2,076,868	$1,312,054	$20,688,724	$14,383,011	$5,563,363	$—	$5,974,491	$2,138,136	$—	$4,317,103	$1,540,333
Subtract: Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(937,893)	(635,616)	(19,811,432)	(13,703,454)	(5,045,982)	—	(4,869,807)	(1,428,071)	—	(3,370,607)	(897,047)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,786,979	1,354,477	16,134,141	-	3,688,016	—	5,984,862	1,727,026	—	3,337,871	982,943
Add: Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(2,504,429)	(479,624)	—	3,405,202	826,083	—	794,892	233,996	—	(287,265)	(102,952)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—	24,375	17,722	—	—	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(3,191,275)	(676,778)	—	7,596,624	989,055	—	(429,607)	(53,706)	—	(1,541,572)	(383,238)

Subtract: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	(693,510)	—	(1,919,204)	—	—	—	—	—	—	—
Compensation Actually Paid	$(1,769,750)	$181,003	$17,011,433	$9,762,179	$6,020,535	$—	$7,479,206	$2,635,103	$—	$2,455,530	$1,140,039

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 164.51	198.15	111.86	97.48
Peer Group Total Shareholder Return Amount	120.69	91.15	92.42	89.09
Net Income (Loss)	(446.2)	(317.4)	(235.9)	(168.1)
Brumm Josh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	14,383,011	5,974,491	4,317,103
PEO Actually Paid Compensation Amount	0	$ 9,762,179	$ 7,479,206	$ 2,455,530
PEO Name		Josh Brumm	Josh Brum	Josh Brumm
Brumm Josh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (13,703,454)	$ (4,869,807)	$ (3,370,607)
Brumm Josh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	5,984,862	3,337,871
Brumm Josh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,405,202	794,892	(287,265)
Brumm Josh [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,919,204)	0	0
Brumm Josh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	24,375	0
Brumm Josh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,596,624	(429,607)	(1,541,572)
Cox, John G [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,076,868	20,688,724	0	0
PEO Actually Paid Compensation Amount	$ (1,769,750)	$ 17,011,433	0	0
PEO Name	John G. Cox	John G. Cox
Cox, John G [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (937,893)	$ (19,811,432)	0	0
Cox, John G [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,786,979	16,134,141	0	0
Cox, John G [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,504,429)	0	0	0
Cox, John G [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Cox, John G [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Cox, John G [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,191,275)	0	0	0
Other NEOs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,312,054	5,563,363	2,138,136	1,540,333
PEO Actually Paid Compensation Amount	181,003	6,020,535	2,635,103	1,140,039
Other NEOs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(635,616)	(5,045,982)	(1,428,071)	(897,047)
Other NEOs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,354,477	3,688,016	1,727,026	982,943
Other NEOs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(479,624)	826,083	233,996	(102,952)
Other NEOs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(693,510)	0	0	0
Other NEOs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	17,722	0
Other NEOs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (676,778)	$ 989,055	$ (53,706)	$ (383,238)